UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  July 12, 2014 to August 12, 2014

  Commission File Number of issuing entity: 333-172143-01

  DBUBS 2011-LC3 Mortgage Trust
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-172143

  Deutsche Mortgage & Asset Receiving Corporation
  (Exact name of depositor as specified in its charter)

  German American Capital Corporation
  UBS Real Estate Securities Inc.
  Ladder Capital Finance LLC
  Starwood Property Mortgage Sub-2-A, L.L.C.
  Starwood Property Mortgage Sub-3, L.L.C.
  Starwood Property Mortgage Sub-4, L.L.C.
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3847613
  38-3847614
  38-3847615
  38-6988397
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information

  On August 12, 2014 a distribution was made to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Deutsche Mortgage & Asset Receiving Corporation (the "Depositor") and held by DBUBS 2011-LC3 Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from July 12, 2014 to August 12, 2014.

  The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001013454.

  German American Capital Corporation ("GACC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of GACC is 0001541294.

  UBS Real Estate Securities Inc. ("UBSRESI"), one of the sponsors, has filed a Form ABS-15G on August 12, 2014. The CIK number of UBSRESI is 0001541886.

  Ladder Capital Finance LLC ("Ladder"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of Ladder is 0001541468.

  Starwood Property Mortgage Sub-2-A, L.L.C. ("Starwood Sub-2-A"), one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of Starwood Sub-2-A is 0001542046.

  Starwood Property Mortgage Sub-3, L.L.C. ("Starwood Sub-3"), one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of Starwood Sub-3 is 0001542290.

  Starwood Property Mortgage Sub-4, L.L.C. ("Starwood Sub-4"), one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of Starwood Sub-4 is 0001542291.

  Part II - OTHER INFORMATION

  Item 2. Legal Proceedings.

  On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts, and an amended complaint on July 18, 2014, which included 8 additional RMBS trusts, for an alleged total of 284 RMBS trusts (together, the "complaint"). The complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by certain of the institutional investor plaintiffs. The complaint against Wells Fargo Bank, N.A. alleges the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality, failure to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and purported failure to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount, reimbursement of certain expenses and equitable relief. Other cases alleging similar causes of action have previously been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in other transactions.

  There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs' claims vigorously.

    Item 6. Significant Obligors of Pool Assets.

  The Three Allen Center mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for DBUBS 2011-LC3 Mortgage Trust. In accordance with
  Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $6,229,038.00 for the period of January 1, 2014 through March 31, 2014.

  The Times Square Hotel Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for DBUBS 2011-LC3 Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $19,106,755.00 for the twelve month period ended June 30, 2014.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the August 12, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Deutsche Mortgage & Asset Receiving Corporation
  (Depositor)

  /s/ Helaine M. Kaplan
  Helaine M. Kaplan, President

  Date: August 21, 2014

  /s/ Andrew Mullin
  Andrew Mullin, Vice President, Treasurer, Chief Financial
  Officer and Chief Accounting Officer

  Date: August 21, 2014


 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by DBUBS 2011-LC3 Mortgage Trust, relating to the August 12, 2014 distribution.